Predecessor Balance Sheet (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Predecessor [Member]	Nov. 11, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Assets:
Costs in excess of billings				$ 991,000
Prepaid expenses				25,000
Property and equipment, net	748,000	764,000	878,000
Intangibles, net	39,000	41,000	48,000	49,000
Assets	1,983,000	2,976,000	1,028,000	1,976,000
Liabilities
Accounts Payable and Accrued Liabilities				710,000
Due to Related Parties				132,000
Unearned revenue				991,000
Liabilities, Total	1,724,000	1,529,000	419,000	1,833,000
Divisional equity	259,000	1,447,000	609,000	143,000	143,000	73,000
Total liabilities and equity	$ 1,983,000	$ 2,976,000	$ 1,028,000	$ 1,976,000